Inventory Financing Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Financing Agreements [Line Items]
Accounts Payable Inventory Financing	$ 580.4	$ 439.6
Accounts Payable, Inventory Financing
Inventory Financing Agreements [Line Items]
Revolving Loan financing agreement	558.3	427.0
Other inventory financing agreements	22.1	12.6
Accounts Payable Inventory Financing	580.4	439.6
Accounts Payable, Inventory Financing Collateralized [Member]
Inventory Financing Agreements [Line Items]
Other inventory financing agreements	$ 3.0	$ 1.0